Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual disputes / settlements	€ 85.7	€ 118.2
Current onerous provision addition	(32.5)
Obligations from onerous CMO contracts	50.7	80.2
Provision related to usage	(29.5)
Other	29.3	€ 79.7
Additional provisions, other provisions	€ 50.4